Concentrations (Tables)	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties
Schedule of Revenue by Major Customers by Reporting Segments

The loss of the revenues generated by these customers would have a significant effect on the operations of the Company.

Customer	2016	2015

A	40.93%	42.93%
B	29.97%	10.06%
D	8.72%	19.57%
E	7.03%	3.04%
F	4.61%	3.85%

Schedule Of Accounts Receivable By Major Customers By Reporting Segments

Accounts Receivable – The Company had the following significant customers who accounted for more than 10% each of the Company’s accounts receivable balance at December 31, 2016 and 2015, respectively.

Customer	2016	2015

A	75,74%	37.30%
B	5.31%	14.01%
C	5.24%	27.49%
D	4.12%	7.18%
E	3.18%	0%
F	3.0%	0%